Unaudited Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (loss) CNY (¥)	Accumulated Other Comprehensive Income (loss) USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	CNY (¥)	USD ($)
Balance at Jun. 30, 2021	¥ 600		¥ 224,694		¥ 23,103		¥ 72,714		¥ (810)				¥ 320,301
Balance (in Shares) at Jun. 30, 2021 | shares	90,472,014	90,472,014
Net loss							(39,244)						(39,244)
Provision for statutory reserves					305		(305)
Other comprehensive income: foreign currency translation adjustments									(160)				(160)
Balance at Dec. 31, 2021	¥ 600		224,694		23,408		33,165		(970)				280,897
Balance (in Shares) at Dec. 31, 2021 | shares	90,472,014	90,472,014
Balance at Jun. 30, 2022	¥ 600		224,694		23,314		11,836		(393)				260,051
Balance (in Shares) at Jun. 30, 2022 | shares	90,472,014	90,472,014
Net loss							(31,454)						(31,454)	$ (4,560)
Other comprehensive income: foreign currency translation adjustments									351				351
Balance at Dec. 31, 2022	¥ 600		¥ 224,694		¥ 23,314		¥ (19,618)		¥ (42)				¥ 228,948
Balance (in Shares) at Dec. 31, 2022 | shares	90,472,014	90,472,014
Balance (in Shares) at Dec. 31, 2022 | shares	90,472,014	90,472,014
Balance (in Dollars) | $		$ 87		$ 32,578		$ 3,380		$ (2,845)		$ (6)				$ 33,194